Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Purchased parts	$ 1,872	$ 2,034
Work-in-process	271	199
Finished goods	602	804
Inventories	$ 2,745	$ 3,037